RETIREMENT PLAN	12 Months Ended
Dec. 31, 2013
RETIREMENT PLAN [Abstract]
RETIREMENT PLAN	NOTE 10 - RETIREMENT PLAN During 2013, the Company established a 401(k) retirement plan covering all eligible employees beginning November 15, 2013. There were no contributions charged to expense.